Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Change in Goodwill
The change in goodwill was as follows (in thousands):

Balance as of January 1, 2022	$340,640
Acquisition of SCHROTH	103,990
Foreign exchange translation adjustment	(2,638)

Balance as of December 31, 2022	$441,992
Acquisition of DAC	17,529
Acquisition of CAV	12,124
Foreign exchange translation adjustment	(757)

Balance as of December 31, 2023	$470,888

Schedule of Intangible Assets Subject to Amortization
Intangible assets subject to amortization consisted of the following (dollars in thousands):

	As of December 31, 2023				As of December 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Net	Estimated Weighted- Average Remaining Useful Life	Gross Carrying Amount	Accumulated Amortization	Net	Estimated Weighted- Average Remaining Useful Life
Amortized intangible assets:
Customer relationships	$350,247	$(101,360)	$248,887	12 years	$332,365	$(79,364)	$253,001	13 years
Contract backlog	19,260	(19,260)	—	—	19,260	(18,727)	533	1 year
Tradename	45,828	(11,232)	34,596	13 years	44,349	(8,368)	35,981	14 years
Technology	42,536	(9,573)	32,963	13 years	40,012	(6,972)	33,040	14 years
Favorable lease	109	(13)	96	10 years	106	(4)	102	11 years

Total intangible assets	$457,980	$(141,438)	$316,542		$436,092	$(113,435)	$322,657

Summary of Estimated Amortization Expense of Intangible Assets
The estimated amortization expense of intangible assets, assuming no increase or decrease in the gross carrying amounts, in each of the five succeeding years is as follows (in thousands):

2024	$28,168
2025	28,206
2026	28,936
2027	27,866
2028	27,798